INVESTMENTS IN AFFILIATES (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2021
Other investments
Carrying Value	$ 115,784	$ 98,819
Suzhou Financial Leasing Co., Ltd.
Other investments
Carrying Value	$ 27,328	$ 27,026
Ownership Percentage	4.17%	4.78%
RE Crimson Holdings LLC
Other investments
Carrying Value	$ 22,272	$ 18,854
Ownership Percentage	20.00%	20.00%	20.00%
Lavras Solar Holding S.A.
Other investments
Carrying Value	$ 14,318	$ 12,264
Ownership Percentage	20.00%	20.00%
Canadian Solar Infrastructure Fund, Inc.
Other investments
Carrying Value	$ 8,961	$ 12,889
Ownership Percentage	14.64%	14.64%
Francisco Sa Solar Holding S.A.
Other investments
Carrying Value	$ 7,683	$ 6,492
Ownership Percentage	20.00%	20.00%
Suzhou Zhuosheng Venture Investment Fund, LLP
Other investments
Carrying Value	$ 6,868	$ 4,715
Ownership Percentage	17.85%	17.85%
Salgueiro Solar Holding S.A
Other investments
Carrying Value	$ 6,595	$ 2,989
Ownership Percentage	20.00%	20.00%
JuSheng (Suzhou) Solar Tech Co., Ltd.
Other investments
Carrying Value	$ 5,922	$ 6,274
Ownership Percentage	4.38%	4.55%
Jaiba Solar Holding S.A.
Other investments
Carrying Value	$ 5,077	$ 4,903
Ownership Percentage	20.00%	20.00%
Others
Other investments
Carrying Value	$ 10,760	$ 2,413
Others | Minimum
Other investments
Ownership Percentage	10.86%	15.92%
Others | Maximum
Other investments
Ownership Percentage	49.00%	49.00%